CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended							6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024		Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2025		Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses	$ 4,749,399				$ 1,125,121				$ 11,569,376			$ 3,546,510	$ 4,168,576	$ 5,274,603
OPERATING LOSS	(8,398,352)				(2,565,663)				(18,446,251)			(8,067,782)	(10,353,542)	(14,238,899)
Other income (expense):
OTHER EXPENSE	(880,853)				(184,345)				(3,333,974)			(1,344,689)	(1,110,903)	74,792
Net loss attributable to common stockholders	$ (9,279,205)				$ (2,810,304)				$ (21,780,225)			$ (9,527,605)	$ (11,485,410)	$ (13,908,462)
Weighted average shares outstanding (in Shares)	1,269,255				1,206,205				1,269,255			1,206,205	676,659	675,281
Basic net income per ordinary shares (in Dollars per share)	$ (7.31)				$ (2.33)				$ (17.16)			$ (7.9)	$ (16.97)	$ (20.6)
Weighted-Average Shares of Common Shares Outstanding, Diluted (in shares)	1,269,255				1,206,205				1,269,255			1,206,205	676,659	675,281
Diluted net income per ordinary shares (in Dollars per share)	$ (7.31)				$ (2.33)				$ (17.16)			$ (7.9)	$ (16.97)	$ (20.6)
HCM II ACQUISITION CORP
General and administrative expenses	$ 1,638,082				$ 278,494			$ 331,157	$ 4,230,522		$ 634,797
OPERATING LOSS	(1,638,082)				(278,494)			(331,157)	(4,230,522)		(634,797)
Other income (expense):
Interest earned on marketable securities held in Trust Account	2,508,797				1,349,715			1,349,715	7,449,387		4,043,585
Initial loss on forward purchase agreement liability									(893,425)
Change in fair value of forward purchase agreement liability	1,057,124								893,425
OTHER EXPENSE	3,565,921				1,349,715			1,349,715	7,449,387		4,043,585
Net loss attributable to common stockholders	$ 1,927,839		$ 601,027	$ 689,999	$ 1,071,221		$ (52,663)	$ 1,018,558	$ 3,218,865		$ 3,408,788
Class A Ordinary Shares
Other income (expense):
Weighted average shares outstanding (in Shares)											11,372,694
Basic net income per ordinary shares (in Dollars per share)											$ 0.2
Diluted net income per ordinary shares (in Dollars per share)	$ 0.07								$ 0.11
Class A Ordinary Shares | HCM II ACQUISITION CORP
Other income (expense):
Weighted average shares outstanding (in Shares)	23,000,000				10,615,385			5,396,648	23,000,000		11,372,694
Basic net income per ordinary shares (in Dollars per share)	$ 0.07				$ 0.07			$ 0.09	$ 0.11		$ 0.2
Weighted-Average Shares of Common Shares Outstanding, Diluted (in shares)	23,000,000				10,615,385			5,396,648	23,000,000
Diluted net income per ordinary shares (in Dollars per share)	$ 0.07				$ 0.07			$ 0.09	$ 0.11		$ 0.2
Class B Ordinary Shares
Other income (expense):
Weighted average shares outstanding (in Shares)											5,297,048
Basic net income per ordinary shares (in Dollars per share)											$ 0.2
Diluted net income per ordinary shares (in Dollars per share)	$ 0.07								$ 0.11
Class B Ordinary Shares | HCM II ACQUISITION CORP
Other income (expense):
Weighted average shares outstanding (in Shares)	5,750,000	[1]			5,750,000	[1]		5,621,508 [1]	5,750,000	[1]	5,297,048
Basic net income per ordinary shares (in Dollars per share)	$ 0.07				$ 0.07			$ 0.09	$ 0.11		$ 0.2
Weighted-Average Shares of Common Shares Outstanding, Diluted (in shares)	5,750,000				5,750,000			5,621,508	5,750,000
Diluted net income per ordinary shares (in Dollars per share)	$ 0.07				$ 0.07			$ 0.09	$ 0.11		$ 0.2

[1]	Excludes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.